UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pacific Alternative Asset Management Company, LLC
Address: 19540 Jamboree Road
         Suite 400
         Irvine, CA  92612

13F File Number:  028-12309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan Hallgren
Title:     Director
Phone:     (949) 261-4900

Signature, Place, and Date of Signing:

 /s/ Susan Hallgren     Irvine, CA     February 11, 2013

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-10328                     JANA PARTNERS LLC
028-11896                     TIG Advisors, LLC
028-12689                     RK Capital Management, LLC
028-12294                     Newbrook Capital Advisors LP
028-11211                     ADAR Investment Management LLC
028-11675                     Amber Capital LP
028-06728                     FSI Group, LLC
028-14060                     ACK Asset Management LLC
028-11856                     Centaurus Capital LP

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    $59,349 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-11856                     Centaurus Capital LP
2    028-11896                     TIG Advisors, LLC
3    028-10328                     JANA PARTNERS LLC

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC                      COM              013817101      210    24200 SH       DEFINED                     0    24200        0
AURICO GOLD INC                COM              05155C105      244    29800 SH       DEFINED                     0    29800        0
BANCOLOMBIA S A                SPON ADR PREF    05968L102      149     2231 SH       DEFINED                     0     2231        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104     2625    55099 SH       DEFINED                     0    55099        0
CHENIERE ENERGY INC            COM NEW          16411R208      824    43900 SH       DEFINED                     0    43900        0
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109     5406   210153 SH       DEFINED 1                   0   210153        0
ISHARES INC                    MSCI BRAZIL      464286400      263     4700 SH       DEFINED                     0     4700        0
NEW GOLD INC CDA               COM              644535106      181    16400 SH       DEFINED                     0    16400        0
ORION ENERGY SYSTEMS INC       COM              686275108      117    70400 SH  PUT  DEFINED                     0    70400        0
SINA CORP                      ORD              G81477104     3253    66000 SH       DEFINED                     0    66000        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    40658   285500 SH  PUT  DEFINED 2                   0   285500        0
VISTEON CORP                   COM NEW          92839U206     5419   100692 SH       DEFINED 3                   0   100692        0